Basis of Presentation and Significant Accounting Policies - Income Taxes (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Deferred tax asset		$ 101,676	$ 483
Unrecognized tax benefits	$ 0	0	0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0	$ 0